SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2025
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS [i]

On May 15, 2026, BGM Group Ltd (the “Company”) entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain investors (the “Investors”) for a private placement (the “Private Placement”) of 200,000,000 Class A ordinary shares of par value US$0.00833335 per share (the “Class A Ordinary Shares”) at the subscription price of US$0.06 per Class A Ordinary Share (the “Per Share Purchase Price”) and warrants to purchase up to an aggregate of 200,000,000 Class A Ordinary Shares (the “Warrants”).